RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of major related parties and their relationships with the Group

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the years ended December 31, 2023, 2024 and 2025:

Name of related parties	Relationship with the group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	An affiliate of an entity controlled by Mr. Zhou(3)
Shanghai Qibutianxia Information Technology Co., Ltd. (“Qibutianxia”)	Entity ultimately controlled by Mr. Zhou(3)
Hangzhou Qifei Huachuang Technology Co, Ltd (“Hangzhou Qifei”) (2)	Investee of the Group
Kincheng Bank of Tianjin Co., Ltd. (“Kincheng Bank”)	An affiliate of an entity controlled by Mr. Zhou(3)
Tianjin Yujie Technology Co., Ltd. (“Yujie”) (1)	Entity controlled by Mr. Zhou(3)
Beijing 360 Shuzhi Technology Co., Ltd. (formerly known as Beijing Hongying Information Technology Co., Ltd.) (“Shuzhi”)	An affiliate of an entity controlled by Mr. Zhou(3)
Beijing 360 Zhiling Technology Co., Ltd. (“Zhiling”)	An affiliate of an entity controlled by Mr. Zhou(3)
Others	Entities controlled by Mr. Zhou or Mr. Zhou has significant influence(3)
(1)	In September 2023, the Company acquired 100% equity interest in Yujie, and Yujie became a consolidated subsidiary of the Company.
(2)	In February 2024, the Company sold the entirety of our equity interest in Hangzhou Qifei to an independent third party.
(3)	In December 2025, Mr. Zhou ceased to be deemed to beneficially own over 10% of the shares of the Company and thus entities associated with him are no longer related parties of the Company.

Schedule of transactions with related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Brand fees charged by Qihu	94,340	94,340	94,340
Bandwidth service fee charged by Zhiling	—	—	91,657
Referral service fee charged by Kincheng Bank	—	—	52,239
Bandwidth service fee charged by Qihu	117,983	115,134	30,396
Referral service fee charged by Qihu	9,550	9,446	9,441
Rental expenses charged by Shuzhi	11,815	11,613	11,018
Referral service fee charged by Yujie	119,737	—	—
Others	2,661	2,874	3,160
Total	356,086	233,407	292,251

Schedule of services provided to the related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Referral service fee charged from Kincheng Bank	8,601	1,973	—
Loan facilitation services fee charged from Kincheng Bank	65,903	1,074	376
Post-facilitation services fee charged from Kincheng Bank	139,213	25,042	4,127
Revenue from releasing of guarantee liabilities from Kincheng Bank	42,499	15,544	1,013
Others	45,552	17,915	266
Total	301,768	61,548	5,782

Schedule of amounts due from related parties

	December 31,	December 31,
	2024	2025
	RMB	RMB
Kincheng Bank	6,268	—
Others	2,293	—
Total	8,561	—

Schedule of amounts due to related parties

	December 31,	December 31,
	2024	2025
	RMB	RMB
Qibutianxia	1,656	—
Qihu	58,405	—
Others	7,434	—
Total	67,495	—